David C. Buck (713) 220-4301 Direct (713) 238-7126 Fax dbuck@andrewskurth.com

July 12, 2006

BY EDGAR

Securities and Exchange Commission

100 F. Street, N.E.

Washington, D.C. 20549

Attn: H. Roger Schwall

Re:	Chaparral Energy, Inc.

Registration Statement on Form S-4

Registration No. 333-134748

Ladies and Gentlemen:

On behalf of Chaparral Energy, Inc. (the “Company”), we transmit herewith for filing in accordance with the Securities Act of 1933, as amended, the Company’s Amendment No. 1 to Registration Statement on Form S-4 (Registration No. 333-134748) (the “Registration Statement”).

This Amendment No. 1 includes the changes requested in the oral comment made by Mellissa Campbell Duru on July 7, 2006 to name counsel in the section entitled “Material United States federal income tax consequences.”

We hope to request acceleration of effectiveness of this Registration Statement as soon as possible. Please address any comments or questions regarding this filing to David C. Buck (713.220.4301) at Andrews Kurth LLP.

Very truly yours,

/s/ David C. Buck

Enclosure